Assets pledged, collateral received and assets transferred - Disclosure of recourse to transferred assets (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 295,188	£ 234,167
Associated liabilities	(143,575)	(137,146)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	7,381	6,150
Associated liabilities	(2,390)	(1,557)
Transferred assets, fair value	7,947	6,530
Associated liabilities, fair value	(2,362)	(1,480)
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	11,454	12,848
Associated liabilities	(10,179)	(11,055)
Other | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	7,381	6,150
Associated liabilities	(2,390)	(1,557)
Transferred assets, fair value	7,947	6,530
Associated liabilities, fair value	(2,362)	(1,480)
Net position	£ 5,585	£ 5,050